Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 1,131,739.2	$ 15,473.6	₨ 1,034,155.3
Estimated fair values of bank guarantees	(6,044.1)	(82.6)	(4,680.7)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	334,040.8	4,567.1	263,758.0
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	421,162.2	5,758.3	330,164.6
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	376,536.2	5,148.2	440,232.7
Estimated fair values of documentary credits	(543.4)	(7.4)	(488.8)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (5,500.7)	$ (75.2)	₨ (4,191.9)